November 9, 2012
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE, SUITE 3800
MILWAUKEE, WISCONSIN  53202-5306
414.271.2400 TEL
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www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
099654-0101

VIA EDGAR SYSTEM

Mr. Daniel F. Duchovny Special Counsel Office of Mergers & Acquisitions Division of Corporation Finance U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549-3628

Re:          Pro-Dex, Inc.

Preliminary Proxy Statement filed by AO Partners I, L.P., AO Partners, LLC, Glenhurst Co., Nicholas J. Swenson, Farnam Street Partners, L.P., Farnam Street Capital, Inc., Raymond E. Cabillot and William James Farrell III

Filed on October 10, 2012
File No. 000-14942

Dear Mr. Duchovny:

We are writing this letter on behalf of our client AO Partners Group.  The AO Partners Group currently consists of the following (collectively, the “AO Partners Group”): AO Partners I, L.P., a Delaware limited partnership; AO Partners, LLC, a Delaware limited liability company; Glenhurst Co., a Minnesota corporation; and Nicholas J. Swenson.  The AO Partners Group, William J. Farrell III, and the Farnam Group (the “Farnam Group” consists of Farnam Street Partners, L.P., a Minnesota limited partnership, Farnam Street Capital, Inc., a Minnesota corporation, and Raymond E. Cabillot) are participants in the AO Partners Group’s solicitation to elect three directors to the board of directors of Pro-Dex, Inc. (“Pro-Dex” or the “Company”).  Throughout this letter, unless otherwise noted the words “we”, “us” and “our” refer to the AO Partners Group and, as applicable, the participants in the AO Partners Group’s solicitation.

Set forth below are the AO Partners Group’s responses to the October 17, 2012 comments of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the AO Partners Group’s Preliminary Proxy Statement referenced above (the “Proxy Statement”).  The numbered items set forth below (in bold italics) express the comments of the Staff, and following such comments are the AO Partners Group’s responses (in regular type).

As appropriate, the AO Partners Group has amended the Proxy Statement in response to these comments, and marked the documents to reflect changes to the original documents.  On behalf of the AO Partners Group, we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended, Amendment No. 1 to the Proxy Statement (under the cover page required by Rule 14a-

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.
4849-472

Securities and Exchange Commission
November 9, 2012

6(m) and Schedule 14A).  In addition, under separate cover, the AO Partners Group is providing you a copy of certain supplemental material that you requested and a marked copy of the Proxy Statement showing the changes made in response to Commission comments.

In connection with the responses below, each participant acknowledges (1) that the participant is responsible for the adequacy and accuracy of the disclosure in the filing; (2) that Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and (3) that the participant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

1.           Please complete the blanks in your document.

Response:  We have added information to fill in blanks where information is available.  Please see our revised Proxy Statement.  We are unable to complete some information until Pro-Dex files its preliminary proxy statement.  We will complete all blanks before filing our definitive Proxy Statement.

Our Goal, page 1

2.           Each statement or assertion of opinion or belief must be clearly characterized as such, and a reasonable factual basis must exist for each such opinion or belief.  Support for opinions or beliefs should be self-evident, disclosed in the solicitation materials or provided to the staff on a supplemental basis.  Please provide support for the following:

●	That replacing a majority of the board will enable the company to begin reversing its financial performance;
●	Also, your disclosure implies that not all board members are failing. Please revise to clarify which board members are not failing;
●
The first paragraph under the “Our Aligned Interests and Pledge” indicates that the interests of the current board and company shareholders are not aligned and that in order for such interests to be aligned, the board and management must have purchased company stock with their own funds; and

●	How you know that all public shareholders invested their own capital to purchase shares of stock, as is implied by your disclosure in the penultimate paragraph on page 1.

Response:  2(a) We believe it is widely accepted that boards of directors and their thoughtful oversight, or lack of oversight, impact the performance of the companies they oversee.  One study concluded that there is “a substantial and statistically significant correlation between an active, independent board and superior corporate performance.”  See “The Active Board of Directors and Performance of the Large Publicly Traded Corporation,” June 1998, Columbia Law Review.  In the case of Pro-Dex, we believe that the performance of the Company has suffered because, among other things enumerated in our Proxy Statement: (i) management under the oversight of the board failed to adequately

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November 9, 2012

adjust the cost structure of the business to reflect the loss of the Company’s largest customer; (ii) management under the oversight of the board failed to replace the largest customer; and (iii) the board allocated resources to board and executive compensation at a critical juncture, instead of allocating resources to address the above two items.  We believe the Company’s poor stock performance reflects the board’s negative performance.  If elected, our slate of directors intends to act in a cost-conscious manner, as evidenced by our commitment to much lower board fees.  At a minimum, our nominees will take actions that are different from those actions taken by the current board where the result has been poor stock performance.  We have revised the Proxy Statement to address your comment.

2(b) To clarify, we believe that the board as a whole is failing to properly oversee Pro-Dex, and will, therefore, revise our statement.  We do not intend for our statement to implicate or comment on the performance of individual board members per se.  We do not have enough information to make assessments about individual board members’ performance in particular board meetings.

2(c) We believe that a vast majority of shareholders purchase their shares directly, or via the actions of their money manager, with their own funds.  As a result, they have their own funds “at risk” of loss.  The vast majority of shareholders do not own stock through stock option grants.  In general, we believe an “Agency Problem” exists at Pro-Dex.  The board and executive management team have benefitted at the expense of shareholders; meaning they have received compensation that might have been paid in a dividend to shareholders, for example.  We believe this “Agency Problem” reduces shareholder value.  It is best combated when directors and managers are shareholders of the Company.  Furthermore, we believe interests are best aligned when directors and managers purchase shares of the Company with their own funds.  Having meaningful “skin in the game” goes a long way to help ensure proper motivation and accountability.  We have included, as supplemental material, research studies that support our assertions in this regard.  We have revised the Proxy Statement to address your comment.

2(d) We don’t know that all public shareholders invested their own funds, but we believe a vast majority of public shareholders are investing their own funds.  We have revised the Proxy Statement to address your comment.

3.           Avoid issuing statements in your proxy statement that directly or indirectly impugn the character, integrity or personal reputation or make charges of illegal, improper or immoral conduct without factual foundation.  Provide us supplementally the factual foundation for such assertions.  In this regard, please note that the factual foundation for such assertions must be reasonable.  See Exchange Act Rule 14a-9.  We note the following statements:

●	The first sentence of the first paragraph implies that the current board is not focused on building long-term shareholder value;
●
The first sentence of the second paragraph implies that the current board is not well-informed, independent or decisive.  The next sentence implies that the current board does not benefit all shareholders; and

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November 9, 2012

●	The statements on page 2 regarding incompetent or self-serving leadership and a board no longer focused on generating shareholder value.

Response:  3(a) We have revised our Proxy Statement to reflect your comments.  As noted above, we believe the performance of the Company has suffered because, among other things enumerated in our Proxy Statement: (i) management under the oversight of the board failed to adequately adjust the cost structure of the business to reflect the loss of the Company’s largest customer; (ii) management under the oversight of the board failed to replace the largest customer; and (iii) the board allocated resources to board and executive compensation at a critical juncture, instead of allocating resources to address the above two items.  At a minimum, our nominees will take actions that are different from those actions taken by the current board where the result has been poor stock performance.  For example, it is our intent to reduce director pay.  In our judgment the board is not doing its job well and therefore we are calling for a majority of the board to be replaced.

3(b) We have revised our language to reflect your comment.

3(c) Although in our judgment the board is incompetent, we will strike the word “incompetent” in response to your comment; and replace it with “misguided.”  Moreover we have adjusted the phrasing so that it is obvious that we are expressing an opinion about the importance of board leadership generally, and not about Pro-Dex in particular.  Shareholders often do not have a choice of an alternative slate of directors.  In the case of Pro-Dex this year, they do have a chance to change the board.  We believe there is significant evidence that the board and management of Pro-Dex have acted in a self-serving way.  Specifically, they increased their compensation (and did not pay dividends to shareholders) at the same time the performance of the Company suffered because, among other things: (i) management under the oversight of the board failed to adequately adjust the cost structure of the business to reflect the loss of the Company’s largest customer; and (ii) management under the oversight of the board failed to replace the largest customer.  The Proxy Statement has many other such examples supporting our point of view.

Why Your Vote Is Needed, page 2

4.           Please expand to explain the reasons for the following assertions:

●	The connection between the “incompetent” or “self-serving” leadership and the company’s stock price;
●
That you have seen no “meaningful actions” by the company, as indicated under the caption “Accountability.” Also revise to clarify whether the company was required to inform you of their strategies and the actions they took; and

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November 9, 2012

●	That management is “making excuses” and asking for a “pass” and the connection between the board and the company’s performance, as indicated under the caption “Accountability.”

Response:  4(a) See our responses above.  The word “incompetent” will be removed and replaced with the word “misguided.”  We have also modified our statements to further reflect your comments.

4(b) This statement has been modified.  While the Company is not required to inform its investors of all strategies and actions, the Company is required in its periodic reports to disclose to shareholders material aspects of its strategic plans for the Company, and any material actions taken.

4(c) This statement has been modified.  The Company has referred to the loss of its largest customer in every Form 10-K and Form 10-Q since December 2009, but, based on our read, did not provide disclosure on any strategic plans or actions to address this loss.  Specifically, it did not provide disclosure on ways it was working to replace sales or the ways it was working to reduce costs in light of the expected 30% or more drop in sales.  Since the Commission’s disclosure rules require the Company to disclose any material changes in the mode of conducting its business, its lack of disclosure indicates it did not have a material plan in place.  After large operating losses were reported, and up to May of 2012, the Company continued to point to the loss of the largest customer as the driver for its poor financial performance, without reference to a plan.  In our opinion, in light of the Company’s failure to take action, this can be characterized as explaining-away and a lack of leadership in the face of the challenge.  We have revised the Proxy Statement to address your comment.

The Directors Boosted . . ., page 3

5.           We note that the heading of this section refers to the directors’ compensation while the disclosure below it aggregates the directors’ and executive management’s compensation.  Please revise to provide a breakdown of the compensation among directors and management.  To the extent you retain disclosure about management’s compensation, please address it more specifically.

Response:  We will revise the lead-in sentence to read: “This chart compares the pre-tax losses of Pro-Dex to the combined compensation of the board, Chief Executive Officer and Chief Financial Officer.”  In addition, we will add the compensation statistics by adding, “Jeff Ritchey (former CFO) earned $675,168 in fiscal 2009 through fiscal 2011 while current CFO, Hal Hurwitz, earned $215,668 in fiscal 2011.” We have revised the Proxy Statement to address your comment.

Securities and Exchange Commission
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6.           Avoid issuing statements in your proxy statement that directly or indirectly impugn the character, integrity or personal reputation or make charges of illegal, improper or immoral conduct, such as the assertion on page 4 that the “increases in compensation reflect the Board’s self-dealing and lack of fiduciary responsibility to shareholders.” We also note the following statements:

●	That the board had “a seeming disregard for shareholder value” in granting options to Mr. Berthelot (page 5);
●
That the appointment of, and option grant to, Mr. Berthelot “loudly proclaims that the incumbent board is not looking out for the best interests of shareholders and displays very poor judgment” (page 5);

●	That the board acted irresponsibly, in a self-serving manner and contrary to their fiduciary duties in connection with the sale of Astromec (page 6);
●	That the board “may not have acted in the best interest of shareholders” and “is not motivated to create value for shareholders” due to the number of shares they own (page 7); and
●	Your statement on page 7 that you will attempt to benefit ALL shareholders (emphasis in original) suggests that the current board does not do so.

Response:  6 See our comments above.  We have modified our statement to emphasize that it is our opinion.

6(a) The board granted 200,000 stock options (over 6% of the Company’s outstanding common stock) to Michael Berthelot.  These options were highly dilutive to shareholders and they were not based on performance.  We believe this is in fact a brazen disregard for shareholder value because shareholder value is reduced significantly by this dilution, yet the grant of the options is not tied to performance.  We have clarified that this is our opinion and have further revised the disclosure to reflect your comments.  We have provided supplemental material supporting our view that granting options to executives in an “no risk” all “upside” contract is not supportive of shareholder value.

6(b) We have redrafted this section.

6(c) We have redrafted this section.

6(d) We have redrafted this section.

6(e) We have redrafted this section.

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November 9, 2012

The Board Has Failed . . ., page 4

7.           Please provide support for the statement that the board “failed to properly oversee the loss of business” from its former largest customer.

Response:  See our comments above.  We have redrafted this section.  For example, we have revised the language to read: “By our reading of their disclosures, the company did not replace the largest customer’s revenue or adequately adjust the Company’s cost structure to preserve profitability.”  We do not know what the Company has done beyond those things that it has disclosed in its filings.  By our reading of the Company’s filings, the Company has not said anything material about steps it has taken, or steps it plans to take to replace its largest customer.  So, based on the Company’s public disclosures, we don’t see any evidence that the Company has taken material steps to address the loss of its largest customer.  The Company has also been silent about what it has done to replace the revenue.  All we know is that revenues are down.  On the expense side, we believe that they did not take appropriate steps to reduce costs in light of the expected 30% or more drop in sales.

The Board Demonstrated Questionable Judgment . . ., page 5

8.           Please support your statements regarding Mr. Berthelot’s “lack of significant qualifications” to serve as CEO.

Response:  Michael Berthelot does not have executive leadership experience in the medical device industry, based on his publicly disclosed business background.  Because we believe the industry is specialized and driven by unique factors, including a significant regulatory framework, we believe it is important for the CEO to have leadership experience in the medical device industry.  We also believe that relevant experience and specific expertise within the medical device industry would be highly beneficial for operational success.  In addition, the Nominating Committee of Pro-Dex, in part denied the Company’s largest shareholder a board seat because he lacked “C-Suite experience in the medical device industry.” We believe it is most appropriate to (1) conduct and outside search for a CEO and (2) when doing so, require that CEO candidates have equal or higher levels of experience in the medical device industry than do prospective board nominees.  By the Nominating Committee’s own requirements, as stated to Mr. Swenson, Mr. Berthelot would not qualify to serve on Pro-Dex’s board, let alone as its CEO.

The Board’s Oversight . . ., page 5

9.           Please provide support for your statements in the last paragraph of section IV (page 6) relating to (i) whether “responsible fiduciaries do not pay 40% in transaction costs on the sale of a business,” (ii) a 13.2% business brokerage fee is “far above the industry norms” you see and (iii) the implied oddity of the company’s denial to provide the name of the brokerage firm. Also clarify to what “industry norms” you are referring whether the company was required to disclose the name of the brokerage firm to you.

Response:  We have redrafted this section in light of your comments to provide support for the statements.

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The Directors Own . . ., page 6

10.           Please support your statements that option grant to Mr. Berthelot was “generous.” Also revise to clarify, if true, that the strike price was also the market price of the company’s stock on the grant date. Your current disclosure suggests the strike price was intentionally set low.

Response:  We have redrafted this section.  Among other things, we have highlighted the fact that Mark Murphy’s resignation and Mike Berthelot’s hiring was announced on April 20, 2012 (fiscal 2012 fourth quarter) but Mark’s severance payment of $339,000 was expensed in fiscal 2012 third quarter.  Pro-Dex announced its fiscal 2012 third quarter earnings after the market closed on May 4, 2012.  Mike Berthelot’s stock options grant date was May 14, 2012, meaning the strike price for his options is $1.99 (the closing price on May 13, 2012).  This strike price is 13.2% less than the average (mean) closing price of $2.29 for the prior thirty trading days (beginning on March 23, 2012 and ending on May 4, 2012).  Mike’s employment agreement reads as follows:

“your initial grant under this program will be 200,000 options to purchase the Company’s common shares at the closing price for the Company’s shares as of the last business day immediately prior to the grant date in which a closing price is available and such options will vest in their entirety on the third anniversary of the grant date.  The options will have a term of ten years from the grant date and to the maximum extent permissible under the relevant Internal Revenue Service regulations, will be made as Incentive Stock Options.  The initial grant of options will occur on the sixth trading day following the release of the Company’s financial results for the quarter ended March 31, 2012.”

11.           We note your statement on page 7 that “shareholders like us who have put a significant amount of their own capital at risk...” Please tell us supplementally, with a view toward revised disclosure, whether any of the shares over which you have beneficial ownership were acquired or are being held for the account of unaffiliated third parties, such as clients.

Response: Limited partners in the AO Partners Fund own Pro-Dex shares indirectly as a result of their investment in AO Partners.  They are clients of AO Partners and in-directly, clients of Nick Swenson (the General Partner of AO Partners).  Nick Swenson owns a significant portion of the shares of the AO Partners group through his direct investment in AO Partners, and through his ownership of Glenhurst Co.

Background of the Solicitation, page 9

12.           Please refer to the ninth bullet point on page 10. You indicate that you were informed that Mr. Swenson would not be offered a board seat because current members believed he would not be independent under the Company’s rules, “which is not the case.” How do you know that the current board read the rules incorrectly? Or did they simply read the rules differently than you did? Please revise.

Response:  We have revised this disclosure to clarify that the Company stated he would not qualify as independent because of his significant share ownership.  The Company’s independence

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November 9, 2012

requirements do not contain any disqualification for share ownership.  Indeed, as we noted above, there is literature that says share ownership among directors is desirable and necessary to align their interests with those of shareholders.

Our Nominees, page 11

13.           The statement that your nominees “will be able to work with the Company to formulate specific goals and plans to maximize the value of the Company for all of its shareholders” implies that the current board is unable to do so. Please avoid statements that directly or indirectly impugn the character, integrity, or personal reputation or make charges of illegal or immoral conduct without factual foundation.

Response:  We do not believe that our statement regarding our belief with regard to how our nominees are likely to work with the company is a statement about the current board, either individually or collectively.  This is what we intend and what we believe about ourselves.  It is not intended as a statement about the current board.  We have revised it to read: “If elected, our nominees will work with management to establish shared goals that we intend to design in such a way that they will support shareholder value creation.”

14.           On a related note, please specify whether you have any specific plans to maximize the value of the company.

Response:  While we certainly have some significant notions about how the company might be improved, we do not have detailed and specific plans.  We believe we need to have additional information in order to be able to develop a full and specific plan to increase shareholder value.

15.           Please revise to clarify why you believe the perspectives, ideas and viewpoints of your nominees are “fresh” or otherwise different as compared to the existing members of the board, particularly given that your disclosure in this section indicates your nominees have not yet developed a plan to confront the challenges you say the company faces.

Response:  We have revised this disclosure to address your comments.  Our nominees are different individuals with different professional experiences and judgment than the current board.  We believe it follows that they will bring new perspectives, ideas and viewpoints to the board.  Our nominees have demonstrated problem-solving skills in their professional business experience, and they have varied and significant business experiences.  While the information is not available to fully develop a plan now, their skills set and problem-solving ability is very likely to allow them to intelligently address the problems facing the Company.  Among other things, our plan is likely to consider the following: a) adjustments the Company’s cost structure, including “being public” costs, b) focusing on sales growth in markets previously neglected by the Company’s board, c) divesting non-core assets, d) adjusting performance incentives and severance packages for executive management, including the options plan, and e) reducing the board’s compensation to a maximum of $2,000 per year.

Securities and Exchange Commission
November 9, 2012

16.           Please tell us why the AO Partners entities do not appear in the backgrounds you disclose. Also revise to clarify the nature of the relationship between Messrs. Swenson and Cabillot and the entities with which they are affiliated. We note, for example, that pages A-1 and A2 indicate they all share the same office space.

Response:  We have added disclosure regarding the formation of AO Partners.

Mr. Cabillot and Mr. Swenson were colleagues at Piper Jaffray, Inc. from 1996 to 1998.  They have separate offices on different floors of the same multi-tenant office building.  Mr. Swenson is a limited partner in Mr. Cabillot’s Farnam Street Partners Fund at a level of approximately 1.3% of that fund’s net asset value.

17.           Please disclose whether your nominees have consented to being named in the proxy statement and to serve if elected.

Response:  Our nominees have consented to being named in the Proxy Statement and have agreed to serve as directors of Pro-Dex if elected, and we have made this disclosure in the Proxy Statement.

18.           We note your disclosure in the last paragraph on page 12 that you may introduce substitute or additional nominees. Advise us, with a view towards revised disclosure, whether the participants are required to identify or nominate such substitute nominees in order to comply with any applicable company advance notice bylaw. In addition, please confirm for us that should the participants lawfully identify or nominate substitute nominees before the meeting, the participants will file an amended proxy statement that (1) identifies the substitute nominees, (2) discloses whether such nominees have consented to being named in the revised proxy statement and to serve if elected and (3) includes the disclosure required by Items 5(b) and 7 of Schedule 14A with respect to such nominees.

Response:  The Company’s advance notice bylaw provisions do not address this particular circumstance, but we would comply with any requirements the Company imposed.  We confirm that should we lawfully identify or nominate substitute nominees before the meeting, we would file an amended proxy statement that (1) identifies the substitute nominees, (2) discloses whether such nominees have consented to being named in the revised proxy statement and to serve if elected and (3) includes the disclosure required by Items 5(b) and 7 of Schedule 14A with respect to such nominees.

19.           Please disclose and quantify the effects of the election of your nominees on the company.  Disclose, for example, whether any change of control payments would be due or any company obligations (through debt or otherwise) would become due or accelerated.

Response:  Based on our reading of the Company’s agreements and contracts, the election of our full slate of directors will result in a Change in Control as defined under the Company’s standard employment agreements.  However, as far as we can determine, there will be no effects unless the CEO or

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CFO are terminated within 12 months of the Change in Control.  We currently have no plans to terminate any members of the executive management team.  We have revised the disclosure accordingly.

Solicitation of Proxies; Expenses, page 15

20.           We note that you intend to solicit proxies by mail, telephone, telegram and personal solicitation. Please be advised that all written soliciting materials, including any scripts to be use[d] in soliciting proxies must be filed under the cover of Schedule 14A on the date of first use. Please confirm your understanding.

Response:  We confirm our understanding that all written soliciting materials, including any scripts to be used in soliciting proxies, must be filed under the cover of Schedule 14A on the date of first use.

21.           We note the issue of reimbursement “may” be submitted to a shareholder vote. Please revise to clarify whether it will be submitted to such a vote. Refer to Item 4(b)(5) of Schedule 14A.

Response:  Our nominees are not currently board members, so we cannot direct the company at the present time, to put reimbursement to a vote.  While we currently intend to submit it to a vote of the board if we are elected, each nominee would act at his own discretion on whether to approve it, and would exercise his fiduciary duty in determining whether it what is in the best interests of shareholders at that time.  We have revised the Proxy Statement to address your comment.

Other Matters, page 17

22.           You are required to provide information that will be contained in the company’s proxy statement for the annual meeting unless it is your intent to rely on Exchange Act Rule 14a-5(c). If you intend to rely on Rule 14a-5(c), please disclose that fact. Also, please be advised that we believe reliance on Rule 14a-5(c) before the company distributes the information to security holders would be inappropriate. Alternatively, if you determine to disseminate your proxy statement prior to the distribution of the company’s proxy statement, you must undertake to provide the omitted information to security holders. Please advise as to your intent in this regard.

Response:  We will disclose our intent to rely on Rule 14a-5(c), and will disseminate our Proxy Statement after the Company has sent its proxy statement to security holders.

Additional Information, page 17

23.           Please delete the disclaimer in the last sentence on page 17. It is inappropriate to disclaim responsibility for your own disclosure.

Response:  Our statement does not disclaim responsibility for our own disclosure.  It is intended to point out the fact that we are relying on the Company’s disclosure in some cases, and that in those

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cases we have to rely on the accuracy of the Company’s disclosure—which we cannot verify as 100% accurate.

Form of Proxy Card

24.           We note the language that you intend to use the proxy card to vote for the company nominees “other than the Company nominees named below.” We also note your statement that you are not seeking authority to vote for and will not exercise any authority for three of the Company’s five nominees. Finally, we note the “Note” included in bold. These statements suggest that you are improperly relying on the short slate provisions of Rule 14a-4(d). The short slate provisions may only be used by a party soliciting proxies for a minority of a board of directors. Please advise or revise. If you revise the proxy card to delete these statements, please include a statement that alerts security holders that using your proxy card would result in the security holders being unable to vote for any company nominees and, in effect, vote only for three nominees.

Response:  We will revise to indicate that we are not relying on the short slate provisions, and we will include a statement that alerts security holders that using our proxy card will result in the security holder not being able to vote for any Company nominees.

*     *     *     *     *

If you have any questions or comments, call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

cc:           Geoff Kruczek
  U.S. Securities & Exchange Commission